MISAPPROPRIATION LOSS (Details Narrative) ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Misappropriation loss including consumption tax	$ 5,600,000	¥ 632
Misappropriation loss				$ 409,030
Former Director [Member]
Misappropriation loss including consumption tax	$ 3,000,000.0	¥ 335